Employee benefits and KMP disclosures, Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Key management compensation [Abstract]
Salary and Short-term incentive	$ 3,734	$ 3,709	$ 2,951
Post-employment benefits	121	101	81
Share-based payments	1,884	1,501	1,620
Total payments to KMP	$ 5,739	$ 5,311	$ 4,652